Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Interest received	$ 81,054	$ 75,937	$ 75,201
Fees and other income received	15,346	13,269	11,816
Proceeds from sales of loans	157,261	105,414	121,055
Origination of loans held for sale	(153,882)	(105,078)	(109,131)
Interest paid	(8,728)	(9,964)	(11,396)
Cash paid to suppliers and employees	(51,474)	(45,890)	(41,968)
Income taxes paid	(13,937)	(12,277)	(8,413)
Net cash provided by operating activities	25,640	21,411	37,164
Cash flows from investing activities:
Purchase of available-for-sale securities	(125,000)	(171,497)	(109,662)
Proceeds from calls, maturities and paydowns of available-for-sale securities	95,620	86,946	76,811
Proceeds from sale of available-for-sale securities	42,845	72,215	6,867
Purchase of held-to-maturity securities	(4,413)	(3,610)	(14,250)
Proceeds from maturities and paydowns of held-to-maturity securities	4,079	2,049	2,749
Loans made to customers, net of repayments	(114,456)	(144,410)	(48,636)
Purchase of bank owned life insurance and annuity contracts	(8,464)	(5,565)	(5,000)
Purchase of bank premises and equipment	(4,612)	(4,145)	(4,074)
Proceeds from sale of other assets	12	4	51
Proceeds from sale of other real estate	3,000	3,945	5,053
Net cash used in investing activities	(111,389)	(164,068)	(90,091)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	160,760	147,458	95,320
Net decrease in time deposits	(31,180)	(41,443)	(34,987)
Net decrease in securities sold under agreements to repurchase	(1,402)	(5,641)	(1,506)
Dividends paid	(4,935)	(4,510)	(4,464)
Proceeds from sale of common stock pursuant to dividend reinvestment	3,511	3,204	3,248
Proceeds from sale of common stock pursuant to exercise of stock options	241	186	156
Repurchase of common shares	0	(94)	0
Net cash provided by financing activities	126,995	99,160	57,767
Net increase (decrease) in cash and cash equivalents	41,246	(43,497)	4,840
Cash and cash equivalents at beginning of year	68,007	111,504	106,664
Cash and cash equivalents at end of year	109,253	68,007	111,504
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	23,863	20,777	15,869
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	4,578	4,162	4,787
Provision for loan losses	388	498	2,177
Share based compensation expense	38	41	32
Provision for deferred tax expense	1,238	634	1,068
Write downs and loss (gains) on sales of other real estate, net	(362)	(77)	1,642
Loss on sales of other assets	2	6	3
Loss (gain) on sale of premises and equipment	53	(7)	(12)
Security gains	(185)	(545)	(78)
Decrease (increase) in loans held for sale	(669)	(2,444)	8,626
Decrease in taxes payable	(1,413)	(601)	(175)
Decrease (increase) in other assets	(1,161)	(1,297)	1,337
Decrease (increase) in accrued interest receivable	219	(400)	363
Decrease in interest payable	(120)	(196)	(517)
Increase (decrease) in accrued expenses	(829)	860	2,042
Total adjustments	1,777	634	21,295
Net cash provided by operating activities	25,640	21,411	37,164
Supplemental Schedule of Non-Cash Activities:
Unrealized gain (loss) in value of securities available-for-sale, net of taxes of $106 in 2015, $2,245 in 2014, and $4,261 in 2013	(172)	3,617	(6,868)
Non-cash transfers from loans to other real estate	1,930	799	5,539
Non-cash transfers from other real estate to loans	1,180	2,502	1,282
Non-cash transfers from loans to other assets	$ 4	$ 17	$ 46